Warrants - Schedule of Stock Warrants Activity (Details) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Warrants Outstanding, Beginning Balance	3,693,971	4,182,261
Warrants Exercisable, Beginning	3,693,971	4,182,261
Warrants Granted		418,470
Warrants Exercised
Warrants Forfeited/Cancelled	(298,138)	(906,760)
Shares Outstanding, Ending Balance	3,395,833	3,693,971
Warrants Exercisable, Outstanding	3,395,833	3,693,971
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.45	$ 0.45
Weighted Average Exercise Price, Exercisable Beginning	$ 0.45	$ 0.45
Weighted Average Exercise Price, Granted		$ 0.45
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled	$ 0.45	$ 0.45
Weighted Average Exercise Price, Outstanding, Ending	$ 0.45	$ 0.45
Weighted Average Exercise Price, Exercisable Ending	$ 0.45	$ 0.45
Weighted Average Remaining Contractual Terms (Years), Beginning	4 years 9 months 22 days	4 years 9 months 7 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Beginning	4 years 9 months 22 days	4 years 9 months 7 days
Weighted Average Remaining Contractual Terms (Years), Granted		5 years
Weighted Average Remaining Contractual Terms (Years), Ending	5 years 3 months 11 days	4 years 9 months 22 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Ending	5 years 3 months 11 days	4 years 9 months 22 days
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Exercisable, Beginning
Aggregate Intrinsic Value, Outstanding, Ending
Aggregate Intrinsic Value, Exercisable, Ending